Federated MDT Series
Federated MDT All Cap Core Fund
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)
Federated MDT Balanced Fund
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
CLASS R6 SHARES (TICKER QKBGX)
Federated MDT Small Cap Core Fund
CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)
Federated MDT Small Cap Growth Fund
CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED OCTOBER 31, 2016
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
July 3, 2017

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453884 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.